Shareholder Report, Holdings (Details) - C000116776 [Member]	Jun. 30, 2024
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	20.60%	[2]
Long Currency [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%	[2]
Long Equities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.30%	[2]
Long Interest Rate [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.20%	[2]
Short Commodities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(21.10%)	[2]
Short Currency [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(12.50%)	[2]
Short Equities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.40%)	[2]
Short Interest Rate [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(7.00%)	[2]

[1]	Includes variation margin on futures contracts.
[2]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.